Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Accounts receivable	$ 36,115	$ 36,738	$ 47,530
Less: allowance for credit losses	(361)	(367)	(532)	$ (2,914)
Total accounts receivable, net	$ 35,754	$ 36,371	$ 46,998